Borrowings - Summary of Detailed Information About Assets Pledged as Security (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pledge of assets:
- Other current asset	€ 2,786
- Property, plant and equipment	10,535	€ 9,345
- Inventories	20,333	19,187
- Trade receivables	2,566	2,493
At December 31,	€ 36,220	€ 31,025